EARNINGS (LOSSES) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator used in basic and diluted earnings (losses) per share:
Net income (loss) attributable to Daqo New Energy Corp. ordinary shareholders-basic	$ (170,514)	$ (345,215)	$ 429,545
Diluted losses from the subsidiary			(237)
Net income (loss) attributable to Daqo New Energy Corp. ordinary shareholders-diluted	$ (170,514)	$ (345,215)	$ 429,308
Denominator used in diluted earnings (losses) per share:
Weighted average number of ordinary shares outstanding used in computing earnings (losses) per share-basic	336,756,038	330,800,038	373,586,004
Weighted average number of ordinary shares outstanding used in computing earnings (losses) per share-diluted	336,756,038	330,800,038	374,817,676
Basic earnings (losses) per share	$ (0.51)	$ (1.04)	$ 1.15
Diluted earnings (losses) per share	$ (0.51)	$ (1.04)	$ 1.15
Stock options
Denominator used in diluted earnings (losses) per share:
Dilutive effects			88,479
RSUs
Denominator used in diluted earnings (losses) per share:
Dilutive effects			1,143,193